Warrant Liabilities - Schedule of Movement of the Warrant Liability (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance			SFr 19,851	SFr 5,370
Number of outstanding warrants, Beginning Balance (Share)			4,018,384	4,254,096
Issuance of warrants				SFr 294
Issuance of warrants (Share)				43,321
Fair value (gain)/loss on warrant liability	SFr 200	SFr (1,400)	SFr 12,145	SFr 1,699
Exercise of public and private warrants			SFr (16,886)
Exercise of public and private warrants (Share)			(1,817,063)
Warrant liabilities, Ending Balance	SFr 15,110	SFr 7,363	SFr 15,110	SFr 7,363
Number of outstanding warrants, Ending Balance (Share)	2,201,321	4,297,417	2,201,321	4,297,417
BCA Warrants
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance			SFr 19,390	SFr 5,370
Fair value (gain)/loss on warrant liability			12,145	1,703
Exercise of public and private warrants			(16,886)
Warrant liabilities, Ending Balance	SFr 14,649	SFr 7,073	14,649	7,073
Blackrock Warrant
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance			461
Issuance of warrants				294
Fair value (gain)/loss on warrant liability				(4)
Warrant liabilities, Ending Balance	SFr 461	SFr 290	SFr 461	SFr 290